Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Significant Components of Other Current Liabilities

Significant components of other current liabilities as of December 31 are summarized as follows:

(in thousands)	2013	2012
Deferred revenues	$36,850	29,101
Dissenting shareholder liability*	25,723	—
Accrued expenses	24,236	30,963
Dividends payable	19,508	729
Accrued income taxes	6,410	10,936
Pass through expenses	8,379	8,532
Commissions	6,546	—
Other	37,036	20,021

Total	$164,688	100,282

*	Refer to Note 23 on acquisitions for additional information.